UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      P. SCHOENFELD ASSET MANAGEMENT LP

Address:   1350 Avenue of the Americas, 21st Floor
           New York, NY 10019


Form 13F File Number: 28-6394


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Dhananjay Pai
Title:  Chief Operating Officer
Phone:  (212) 649-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Dhananjay Pai                  New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $      943,934
                                         --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D ADVANCED ANALOGIC TECHNOLOGI COM              00752J108      535   123700 SH       SOLE                  123700      0    0
D AMERICAN TOWER CORP          CL A             029912201     4382    81454 SH       SOLE                   81454      0    0
D BJS WHOLESALE CLUB INC       COM              05548J106    28360   553479 SH       SOLE                  553479      0    0
D BRE PROPERTIES INC           CL A             05564E106      974    23000 SH       SOLE                   23000      0    0
D CAMDEN PPTY TR               SH BEN INT       133131102      746    13500 SH       SOLE                   13500      0    0
D CEPHALON INC                 COM              156708109    77504   960399 SH       SOLE                  960399      0    0
D CEPHALON INC                 CALL             156708909     2508   411200 SH  CALL SOLE                  411200      0    0
D CHARTER COMMUNICATIONS INC D CL A NEW         16117M305    22993   490886 SH       SOLE                  490886      0    0
D CLOROX CO DEL                COM              189054109     9979   150457 SH       SOLE                  150457      0    0
D CLOROX CO DEL                PUT              189054959     9525   150000 SH  PUT  SOLE                  150000      0    0
D CONSTELLATION ENERGY GROUP I COM              210371100    22836   600000 SH       SOLE                  600000      0    0
D CORRECTIONS CORP AMER NEW    COM NEW          22025Y407      720    31750 SH       SOLE                   31750      0    0
D CROWN CASTLE INTL CORP       COM              228227104     1098    27000 SH       SOLE                   27000      0    0
D DARDEN RESTAURANTS INC       COM              237194105      663    15500 SH       SOLE                   15500      0    0
D DIGITAL RLTY TR INC          COM              253868103     1792    32500 SH       SOLE                   32500      0    0
D ENERGY TRANSFER EQUITY UNT   COM UT LTD PTN   29273V100      760   289700 SH  PUT  SOLE                  289700      0    0
D ENTERTAINMENT PPTYS TR       CONV PFD 9% SR E 29380T600     3453   131054 SH       SOLE                  131054      0    0
D EQUITY LIFESTYLE PPTYS INC   COM              29472R108     1649    26300 SH       SOLE                   26300      0    0
D GLOBAL INDS LTD              DBCV  2.750% 8/0 379336AE0     9756 10000000 PRN      SOLE                10000000      0    0
D GOODRICH CORP                COM              382388106    96544   800000 SH       SOLE                  800000      0    0
D GOODRICH CORP                PUT              382388956        4    50000 SH  PUT  SOLE                   50000      0    0
D HCP INC                      COM              40414L109      667    19000 SH       SOLE                   19000      0    0
D HEWLETT PACKARD CO           COM              428236103     2245   100000 SH       SOLE                  100000      0    0
D HIGHWOODS PPTYS INC          COM              431284108      961    34000 SH       SOLE                   34000      0    0
D HOME PROPERTIES INC          COM              437306103     1362    24000 SH       SOLE                   24000      0    0
D HOWARD HUGHES CORP           PUT              44267D957      632    15000 SH  PUT  SOLE                   15000      0    0
D ISTAR FINL INC               COM              45031U101    10471  1799207 SH       SOLE                 1799207      0    0
D ISTAR FINL INC               FRNT     10/0    45031UBF7    10267 11712000 PRN      SOLE                11712000      0    0
D JOHNSON & JOHNSON            PUT              478160954       28    12100 SH  PUT  SOLE                   12100      0    0
D KINETIC CONCEPTS INC         COM NEW          49460W208    34930   530121 SH       SOLE                  530121      0    0
D LASALLE HOTEL PPTYS          COM SH BEN INT   517942108     1248    65000 SH       SOLE                   65000      0    0
D LIBERTY MEDIA CORP           DEB  3.500% 1/1  530715AN1    14585 27000000 PRN      SOLE                27000000      0    0
D LORAL SPACE & COMMUNICATNS I COM              543881106     4042    80687 SH       SOLE                   80687      0    0
D LOWES COS INC                COM              548661107      738    38200 SH       SOLE                   38200      0    0
D MACK CALI RLTY CORP          COM              554489104      909    34000 SH       SOLE                   34000      0    0
D MARRIOTT INTL INC NEW        CL A             571903202     1145    42000 SH       SOLE                   42000      0    0
D MCGRAW HILL COS INC          COM              580645109     2050    50000 SH       SOLE                   50000      0    0
D MCGRAW HILL COS INC          CALL             580645909      258   100000 SH  CALL SOLE                  100000      0    0
D MEDCO HEALTH SOLUTIONS INC   COM              58405U102    45218   964344 SH       SOLE                  964344      0    0
D MERITAGE HOMES CORP          COM              59001A102      712    47000 SH       SOLE                   47000      0    0
D MI DEVS INC                  COM              55304X104     3852   145101 SH       SOLE                  145101      0    0
D MOTOROLA MOBILITY HLDGS INC  COM              620097105    93631  2425371 SH       SOLE                 2425371      0    0
D NALCO HOLDING COMPANY        COM              62985Q101    69279  1980537 SH       SOLE                 1980537      0    0
D NATIONAL SEMICONDUCTOR CORP  CALL             637640903    25491  1020000 SH  CALL SOLE                 1020000      0    0
D NETFLIX INC                  PUT              64110L956    19994   304200 SH  PUT  SOLE                  304200      0    0
D NETLOGIC MICROSYSTEMS INC    CALL             64118B900     2375   500000 SH  CALL SOLE                  500000      0    0
D P F CHANGS CHINA BISTRO INC  COM              69333Y108      655    24000 SH       SOLE                   24000      0    0
D PHARMERICA CORP              COM              71714F104     3567   250000 SH       SOLE                  250000      0    0
D RALCORP HLDGS INC NEW        COM              751028101    13148   171397 SH       SOLE                  171397      0    0
D RALCORP HLDGS INC NEW        CALL             751028901       52   115400 SH  CALL SOLE                  115400      0    0
D RALCORP HLDGS INC NEW        PUT              751028951      145   100000 SH  PUT  SOLE                  100000      0    0
D REDWOOD TR INC               COM              758075402      670    60000 SH       SOLE                   60000      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796     4186   391581 SH       SOLE                  391581      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770     4126   388896 SH       SOLE                  388896      0    0
D ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754     2234   196499 SH       SOLE                  196499      0    0
D ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713     3173   263282 SH       SOLE                  263282      0    0
D RYLAND GROUP INC             COM              783764103     1246   117000 SH       SOLE                  117000      0    0
D SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0  80517QAA8     2826  4000000 PRN      SOLE                 4000000      0    0
D SAVIENT PHARMACEUTICALS INC  CALL             80517Q900      257  1026500 SH  CALL SOLE                 1026500      0    0
D SOUTHERN UN CO NEW           COM              844030106    54244  1337044 SH       SOLE                 1337044      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- --------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
D SPDR S&P 500 ETF TR          TR UNIT          78462F103      402    42000 SH  PUT  SOLE                   42000      0    0
D STARWOOD HOTELS&RESORTS WRLD COM              85590A401     1495    38500 SH       SOLE                   38500      0    0
D TAUBMAN CTRS INC             COM              876664103      930    18500 SH       SOLE                   18500      0    0
D TEMPLE INLAND INC            COM              879868107    78497  2502295 SH       SOLE                 2502295      0    0
D VARIAN SEMICONDUCTOR EQUIPMN COM              922207105    64354  1052388 SH       SOLE                 1052388      0    0
D VERINT SYS INC               COM              92343X100    19573   744504 SH       SOLE                  744504      0    0
D VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209     7007   273079 SH       SOLE                  273079      0    0
D YAHOO INC                    COM              984332106    30997  2353626 SH       SOLE                 2353626      0    0
D YAHOO INC                    PUT              984332956     1240  1600000 SH  PUT  SOLE                 1600000      0    0
D YAHOO INC                    CALL             984332906     5039  3600000 SH  CALL SOLE                 3600000      0    0